Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Security deposit	$ 31,462	$ 156,023	$ 46,933
Prepaid expenses	35,062
Prepaid software development	150,000	1,200,000
Prepaid insurance	69,769
Prepayment for inventory from Heqin		101,252
Other receivables - Heqin	560,011	522,636
Others	54,702	76,572
Total	$ 901,006	$ 2,056,483	$ 105,932